Shareholder's Equity (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 04, 2010	Jun. 03, 2011 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2012 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2011 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Sharesave Plan [Member]	Jan. 31, 2013 Restricted Stock [Member]	Jan. 31, 2012 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Jan. 31, 2013 Stock Option [Member]	Jan. 31, 2012 Stock Option [Member]	Jan. 31, 2011 Stock Option [Member]	Jan. 31, 2013 Maximum [Member] Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Maximum [Member] Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Maximum [Member] Restricted Stock [Member]	Jan. 31, 2013 Minimum [Member] Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2013 Minimum [Member] Colleague Share Ownership Plan [Member]	Jan. 31, 2013 Minimum [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 378,000,000	$ 355,000,000	$ 371,000,000				$ 152,000,000	$ 142,000,000	$ 162,000,000			$ 195,000,000	$ 184,000,000	$ 157,000,000	$ 31,000,000	$ 29,000,000	$ 52,000,000
Income tax benefit recognized for all share-based compensation plans	142,000,000	134,000,000	141,000,000
Common stock to be issued under the Plan	49,000,000			210,000,000
Unrecognized compensation cost							233,000,000					437,000,000			21,000,000
Option exercisable term, years										2 months	6 months
Stock Repurchase Program, Authorized Amount					15,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount						$ 3,700,000,000
Options granted vesting period, years											3 years				5 years			5 years	6 years	5 years	3 years	3 years	3 years
Percentage Of Average Market Value Of Options Granted To Colleagues	80.00%